TAXES ON INCOME	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 15 - TAXES ON INCOME

The Company is subject to U.S. federal tax rate of 21% for the years ended December 31, 2023 and 2022.

The Company has not been audited by the Internal Revenue Service since its incorporation.

As of December 31, 2023 and 2022, the Company has generated accumulated net operating losses in the U.S. of approximately $506,317 and $502,053, respectively. Net operating losses in the United States are available through 2035. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Microbot Israel is subject to Israeli corporate tax rate of 23% for the years ended 2023 and 2022. Microbot Israel has not received a final tax assessment since 2018.

As of December 31, 2023 and 2022, Microbot Israel has generated accumulated net operating losses in Israel of approximately $41,164 and $34,688, respectively, which may be carried forward and offset against taxable income in the future for an indefinite period.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 15 - TAXES ON INCOME

The Company is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	As of December 31,
	2023	2022

Net operating loss carryforwards	$115,778	$113,393
Operating lease liabilities	53	105
Accrued vacation pay	59	71
Legal settlement accrual	464	-
Advance payment from IIA	17	-
Total deferred tax assets	116,371	113,569
Less: valuation allowance	(116,014)	(113,455)
Net deferred tax assets	357	114

Operating leases, right-of-use assets	(60)	(114)
Grant receivable (Ministry of Economy)	(5)	-
Insurance recovery receivable	(280)	-
Marketable securities	(12)	-
Total deferred tax liabilities	(357)	(114)
Total net deferred tax assets	$-	$-

Reconciliation of Income Taxes:

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)